Shareholder Report, Holdings (Details)	Jul. 31, 2024
Columbia Disciplined Growth Fund - Class A | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Disciplined Growth Fund - Class A | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Disciplined Growth Fund - Class A | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Disciplined Growth Fund - Class A | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Disciplined Growth Fund - Class A | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Disciplined Growth Fund - Class A | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Growth Fund - Class A | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Disciplined Growth Fund - Class A | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Growth Fund - Class A | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Growth Fund - Class A | Marsh & McLennan Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Disciplined Growth Fund - Class A | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
Columbia Disciplined Growth Fund - Class A | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Disciplined Growth Fund - Class A | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Disciplined Growth Fund - Class A | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Disciplined Growth Fund - Class A | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Disciplined Growth Fund - Class A | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Disciplined Growth Fund - Class A | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Disciplined Growth Fund - Class A | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Disciplined Growth Fund - Class A | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Disciplined Growth Fund - Class A | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Disciplined Growth Fund - Class A | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Disciplined Growth Fund - Class A | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Disciplined Growth Fund - Class A | Communication Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Growth Fund - Class A | Semiconductor Material and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Disciplined Growth Fund - Advisor Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Disciplined Growth Fund - Advisor Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Disciplined Growth Fund - Advisor Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Disciplined Growth Fund - Advisor Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Disciplined Growth Fund - Advisor Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Disciplined Growth Fund - Advisor Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Growth Fund - Advisor Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Disciplined Growth Fund - Advisor Class | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Growth Fund - Advisor Class | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Growth Fund - Advisor Class | Marsh & McLennan Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Disciplined Growth Fund - Advisor Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
Columbia Disciplined Growth Fund - Advisor Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Disciplined Growth Fund - Advisor Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Disciplined Growth Fund - Advisor Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Disciplined Growth Fund - Advisor Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Disciplined Growth Fund - Advisor Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Disciplined Growth Fund - Advisor Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Disciplined Growth Fund - Advisor Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Disciplined Growth Fund - Advisor Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Disciplined Growth Fund - Advisor Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Disciplined Growth Fund - Advisor Class | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Disciplined Growth Fund - Advisor Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Disciplined Growth Fund - Advisor Class | Communication Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Growth Fund - Advisor Class | Semiconductor Material and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Disciplined Growth Fund Class C | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Disciplined Growth Fund Class C | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Disciplined Growth Fund Class C | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Disciplined Growth Fund Class C | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Disciplined Growth Fund Class C | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Disciplined Growth Fund Class C | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Growth Fund Class C | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Disciplined Growth Fund Class C | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Growth Fund Class C | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Growth Fund Class C | Marsh & McLennan Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Disciplined Growth Fund Class C | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
Columbia Disciplined Growth Fund Class C | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Disciplined Growth Fund Class C | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Disciplined Growth Fund Class C | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Disciplined Growth Fund Class C | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Disciplined Growth Fund Class C | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Disciplined Growth Fund Class C | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Disciplined Growth Fund Class C | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Disciplined Growth Fund Class C | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Disciplined Growth Fund Class C | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Disciplined Growth Fund Class C | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Disciplined Growth Fund Class C | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Disciplined Growth Fund Class C | Communication Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Growth Fund Class C | Semiconductor Material and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Disciplined Growth Fund - Institutional Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Disciplined Growth Fund - Institutional Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Disciplined Growth Fund - Institutional Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Disciplined Growth Fund - Institutional Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Disciplined Growth Fund - Institutional Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Disciplined Growth Fund - Institutional Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Growth Fund - Institutional Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Disciplined Growth Fund - Institutional Class | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Growth Fund - Institutional Class | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Growth Fund - Institutional Class | Marsh & McLennan Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Disciplined Growth Fund - Institutional Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
Columbia Disciplined Growth Fund - Institutional Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Disciplined Growth Fund - Institutional Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Disciplined Growth Fund - Institutional Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Disciplined Growth Fund - Institutional Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Disciplined Growth Fund - Institutional Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Disciplined Growth Fund - Institutional Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Disciplined Growth Fund - Institutional Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Disciplined Growth Fund - Institutional Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Disciplined Growth Fund - Institutional Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Disciplined Growth Fund - Institutional Class | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Disciplined Growth Fund - Institutional Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Disciplined Growth Fund - Institutional Class | Communication Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Growth Fund - Institutional Class | Semiconductor Material and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Columbia Disciplined Growth Fund - Institutional 3 Class | Apple, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
Columbia Disciplined Growth Fund - Institutional 3 Class | Microsoft Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
Columbia Disciplined Growth Fund - Institutional 3 Class | NVIDIA Corp. [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
Columbia Disciplined Growth Fund - Institutional 3 Class | Alphabet, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Disciplined Growth Fund - Institutional 3 Class | Amazon.com, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
Columbia Disciplined Growth Fund - Institutional 3 Class | Meta Platforms, Inc., Class A [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
Columbia Disciplined Growth Fund - Institutional 3 Class | Broadcom, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Columbia Disciplined Growth Fund - Institutional 3 Class | Arista Networks, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Growth Fund - Institutional 3 Class | Booking Holdings, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Growth Fund - Institutional 3 Class | Marsh & McLennan Companies, Inc. [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
Columbia Disciplined Growth Fund - Institutional 3 Class | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.40%
Columbia Disciplined Growth Fund - Institutional 3 Class | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
Columbia Disciplined Growth Fund - Institutional 3 Class | Communications Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
Columbia Disciplined Growth Fund - Institutional 3 Class | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Columbia Disciplined Growth Fund - Institutional 3 Class | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Columbia Disciplined Growth Fund - Institutional 3 Class | Industrial Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Columbia Disciplined Growth Fund - Institutional 3 Class | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Columbia Disciplined Growth Fund - Institutional 3 Class | Unclassified Sector [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Columbia Disciplined Growth Fund - Institutional 3 Class | Semiconductors [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
Columbia Disciplined Growth Fund - Institutional 3 Class | Systems Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
Columbia Disciplined Growth Fund - Institutional 3 Class | Technology Hardware, Storage and Peripherals [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
Columbia Disciplined Growth Fund - Institutional 3 Class | Application Software [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
Columbia Disciplined Growth Fund - Institutional 3 Class | Communication Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Columbia Disciplined Growth Fund - Institutional 3 Class | Semiconductor Material and Equipment [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%